Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2017	2016
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$391,403	$379,063
Unrealized net loss on non-trading derivatives (Swaps) (2)	5,780	—
Deferred purchased gas costs (3)	14,581	2,608
Accrued purchased gas costs (4)	17,000	37,100
Unamortized premium on reacquired debt (5)	20,913	21,975
Accrued absence time (10)	13,870	13,440
Other (6)	68,351	23,557

	531,898	477,743
Regulatory liabilities:
Deferred purchased gas costs (3)	(6,841)	(90,476)
Accumulated removal costs	(315,000)	(308,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	—	(4,377)
Unamortized gain on reacquired debt (7)	(9,253)	(9,789)
Regulatory excess deferred taxes and gross -up (8)	(433,908)	(6,593)
Other (9)	(33,184)	(18,066)

Net regulatory assets (liabilities)	$(266,288)	$40,442

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 – Pension and Other Postretirement Benefits).
(2)

The following table details the regulatory assets/(liabilities) offsetting the derivatives (Swaps) at fair value in the Consolidated Balance Sheets (thousands of dollars). The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s purchased gas adjustment (“PGA”) mechanisms. (See Note 14 – Derivatives and Fair Value Measurements).

Instrument	Balance Sheet Location	2017	2016
Swaps	Deferred charges and other assets	$1,323	$—
Swaps	Prepaids and other current assets	4,457	—
Swaps	Other current liabilities	—	(3,532)
Swaps	Other deferred credits	—	(845)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.

(6)

The following table details the components of Other regulatory assets which are included in either Prepaids and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Margin tracking/decoupling mechanisms are alternative revenue programs and revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) are recognized as revenue so long as recovery is expected to take place within 24 months.

Schedule of Components of Other regulatory assets which are included in either Prepaids and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets

Other Regulatory Assets	2017	2016
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$4,832	$7,096
Margin and interest-tracking accounts (a) (e)	42,354	3,517
Infrastructure replacement programs and similar (b) (e)	9,627	6,976
Environmental compliance programs (c) (e)	9,702	4,329
Other (d)	1,836	1,639

	$68,351	$23,557

a)	Included in Prepaids and other current assets on the Consolidated Balance Sheets. See Prepaids and other current assets in Note 1 – Summary of Significant Accounting Policies.
b)	Included in Deferred charges and other assets on the Consolidated Balance Sheets.

c)

2017 included in Prepaids and other current assets on the Consolidated Balance Sheets ($9.2 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($527,000); 2016 included in Prepaids and other current assets on the Consolidated Balance Sheets ($3.8 million) and Deferred charges and other assets on the Consolidated Balance Sheets ($500,000).

d)

2017 included in Prepaids and other current assets on the Consolidated Balance Sheets ($531,000) and Deferred charges and other assets on the Consolidated Balance Sheets ($1.3 million); 2016 included in Prepaids and other current assets on the Consolidated Balance Sheets ($622,000) and Deferred charges and other assets on the Consolidated Balance Sheets ($1 million).

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

Schedule of Components of Other Regulatory Liabilities which are Included in either Other Current Liabilities or Deferred Credits and Other Liabilities on Consolidated Balance Sheets

Other Regulatory Liabilities	2017	2016
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$(10,213)	$(7,101)
Margin, interest- and property tax-tracking accounts (b) (e)	(9,505)	(3,668)
Environmental compliance programs (a) (e)	(8,574)	(4,469)
Regulatory accounts for differences related to pension funding (c)	(3,178)	(2,284)
Other (d) (e)	(1,714)	(544)

	$(33,184)	$(18,066)

a)	Included in Other current liabilities on the Consolidated Balance Sheets.
b)

2017 included in Other current liabilities ($6.6 million) and Other deferred credits and other long-term liabilities ($2.9 million) on the Consolidated Balance Sheets; 2016 included in Other current liabilities on the Consolidated Balance Sheets.

c)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
d)

2017 included in Other current liabilities on the Consolidated Balance Sheets ($1.7 million) and in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets ($9,000); 2016 included in Other current liabilities on the Consolidated Balance Sheets ($536,000) and in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets ($8,000).

e)	Balance recovered or refunded on an ongoing basis, generally with interest.